Net Loss Per Share - Schedule of Computation of the Basic and Diluted Income per Share of Class A Common Stock (Details) - Class A Common Stock [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Numerator
Net loss attributable to class A common stockholders	$ (3,225,020)	$ (424,262)	$ (12,002,121)	$ (2,233,543)
Denominator
Weighted-average class A common shares outstanding – basic	27,307,260	5,053,942	22,489,940	3,696,721
Weighted-average class A common shares outstanding – diluted	27,307,260	5,053,942	22,489,940	3,696,721
Loss per class A common share – basic	$ (0.12)	$ (0.08)	$ (0.53)	$ (0.6)
Loss per class A common share – diluted	$ (0.12)	$ (0.08)	$ (0.53)	$ (0.6)